Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Current Assets [Abstract]
Schedule of Other Current Assets
Other current assets are comprised of the following:

	June 30, 2021	December 31, 2020
(In $ millions)
VAT and other tax receivable (1)	9.1	3.7
Other receivables	3.1	6.7
Client rechargeables	2.4	4.2
Deferred financing fee	1.3	1.5
Right-of-use lease asset, current (2)	0.3	0.3
Total	16.2	16.4
(1) During the six months ended June 30, 2021, we recognized $2.8 million relating to withholding tax credits receivable in India.

(2) The right-of-use lease asset pertains to our office lease.